Schedule of Portfolio Investments

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (2.1%):

Cumulus Media, Inc., Class A(a)	5,701	30,614

MSG Networks, Inc.(a)	6,697	64,090

QuinStreet, Inc.(a)	4,903	77,664

Sciplay Corp., Class A(a)	4,549	73,785

Shenandoah Telecommunication Co.	1,189	52,833

Techtarget, Inc.(a)	2,553	112,231

Telephone & Data Systems, Inc.	3,150	58,086

US Cellular Corp.(a)	2,185	64,523

		533,826
Consumer Discretionary (18.1%):

Acushnet Holdings Corp.	2,575	86,546

Adtalem Global Education, Inc.(a)	2,105	51,657

American Eagle Outfitters	4,141	61,328

America’s Car-Mart, Inc.(a)	497	42,185

Asbury Automotive Group, Inc.(a)	665	64,804

Big Lots, Inc.	1,028	45,849

Bloomin’ Brands, Inc.	3,078	47,001

Boot Barn Holdings, Inc.(a)	1,755	49,386

Brinker International, Inc.	1,154	49,299

Carriage Services, Inc.	3,097	69,094

Cavco Industries, Inc.(a)	273	49,225

Century Communities, Inc.(a)	1,294	54,775

Cheesecake Factory, Inc.	1,811	50,237

Collectors Universe, Inc.	2,210	109,373

Conn’s, Inc.(a)	3,822	40,437

Cooper Tire & Rubber Co.	2,336	74,051

Crocs, Inc.(a)	1,284	54,865

Dave & Buster’s	1,385	20,997

Denny’s Corp.(a)	3,337	33,370

Dine Brands Global, Inc.	587	32,044

Dorman Products, Inc.(a)	1,056	95,442

El Pollo Loco Holdings, Inc.(a)	3,480	56,376

Fox Factory Holding Corp.(a)	594	44,152

Genesco, Inc.(a)	1,369	29,488

Gentherm, Inc.(a)	1,939	79,305

G-III Apparel Group Ltd.(a)	1,838	24,096

Graham Holdings Co., Class B	183	73,952

Green Brick Partners, Inc.(a)	5,099	82,094

Group 1 Automotive, Inc.	633	55,951

Haverty Furniture Cos., Inc.	3,920	82,085

Hilton Grand Vacations(a)	2,025	42,485

Hooker Furniture Corp.	3,461	89,398

Installed Building Products(a)	613	62,373

iRobot Corp.(a)	781	59,278

Jack In The Box, Inc.	541	42,907

Johnson Outdoors, Inc., Class A	911	74,602

KB Home	1,244	47,757

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (18.1%): (continued)

Kontoor Brands, Inc.	2,671	64,638

La Z Boy, Inc.	2,096	66,296

LCI Industries	546	58,034

LGI Homes, Inc.(a)	523	60,757

Lithia Motors, Inc., Class A	427	97,331

M/I Homes, Inc.(a)	1,039	47,846

Malibu Boats, Inc.(a)	1,020	50,551

MarineMax, Inc.(a)	2,199	56,448

MDC Holdings, Inc.	1,407	66,270

Meritage Corp.(a)	645	71,202

Monro, Inc.	1,087	44,100

Movado Group, Inc.	3,948	39,243

Murphy USA, Inc.(a)	620	79,527

National Vision Holdings, Inc.(a)	1,470	56,213

Oxford Industries, Inc.	1,346	54,325

PetMed Express, Inc.	1,509	47,715

Rent-A-Center, Inc.	2,216	66,236

Rocky Brands, Inc.	2,529	62,795

Ruth’s Hospitality Group, Inc.	3,370	37,272

Sally Beauty Holdings, Inc.(a)	3,551	30,858

Shoe Carnival, Inc.	1,580	53,056

Skyline Champion Corp.(a)	2,195	58,760

Sonic Automotive, Inc.	1,431	57,469

Stamps.com, Inc.(a)	220	53,009

Standard Motor Products	2,039	91,041

Steven Madden Ltd.	2,156	42,042

Stoneridge, Inc.(a)	2,705	49,691

Sturm Ruger & Co.	1,611	98,528

The Buckle, Inc.	3,479	70,937

The Children’s Place, Inc.	727	20,610

The Michaels Cos., Inc.(a)	4,826	46,595

Tilly’s, Inc.	7,222	43,549

Tri Pointe Group, Inc.(a)	3,293	59,735

Tupperware Corp.(a)	5,394	108,742

Visteon Corp.(a)	786	54,407

Wingstop, Inc.	550	75,157

Winmark Corp.	506	87,124

Winnebago Industries, Inc.	703	36,324

XPEL, Inc.(a)	2,840	74,067

Yeti Holdings, Inc.(a)	1,455	65,941

Zumiez, Inc.(a)	2,076	57,754

		4,590,459
Consumer Staples (5.3%):

B&G Foods, Inc.	2,385	66,231

BJ’s Wholesale Club Holdings, Inc.(a)	2,115	87,878

elf Beauty, Inc.(a)	3,086	56,690

Hostess Brands, Inc.(a)	10,819	133,399

Ingles Markets, Inc.	1,763	67,065

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (5.3%): (continued)

Inter Parfums, Inc.	1,115	41,645

John B. Sanfilippo & Son, Inc.	1,126	84,878

Lifevantage Corp.(a)	4,089	49,354

Medifast, Inc.	505	83,047

National Beverage Corp.(a)	1,285	87,393

Nu Skin Enterprises, Inc., Class A	1,040	52,094

PriceSmart, Inc.	1,296	86,119

Sprouts Farmers Market, Inc.(a)	3,263	68,295

The Chefs’ Warehouse, Inc.(a)	1,609	23,395

Tootsie Roll Industries, Inc.	3,697	114,237

Usana Health Sciences, Inc.(a)	746	54,943

WD-40 Co.	483	91,437

Weis Markets, Inc.	2,056	98,687

		1,346,787
Energy (1.5%):

Archrock, Inc.	5,254	28,267

Cactus, Inc., Class A	1,907	36,595

CONSOL Energy, Inc.(a)	4,122	18,260

Core Laboratories N.V.	1,629	24,859

CVR Energy, Inc.	2,110	26,122

Delek US Holdings, Inc.	2,122	23,618

Falcon Minerals Corp.	13,830	33,745

Helix Energy Solutions Group, Inc.(a)	6,766	16,306

Magnolia Oil & Gas Corp.(a)	7,223	37,343

Propetro Holding Corp.(a)	4,583	18,607

Solaris Oilfield Infrast, Class A	6,577	41,698

Southwestern Energy Co.(a)	13,290	31,232

World Fuel Services Corp.	2,078	44,033

		380,685
Financials (18.9%):

American National Group, Inc.	1,115	75,296

Ameris BanCorp	2,196	50,025

Amerisafe, Inc.	1,212	69,520

Artisan Partners Asset Management, Inc., Class A	2,177	84,882

Associated Banc-Corp.	4,345	54,834

Atlantic Union Bankshares	2,604	55,647

Axos Financial, Inc.(a)	2,440	56,876

B Riley Financial, Inc.	2,649	66,384

Bancfirst Corp.	1,318	53,827

BancorpSouth Bank	2,764	53,566

Bank of Hawaii Corp.	1,098	55,471

BankUnited, Inc.	2,512	55,038

Banner Corp.	1,435	46,293

Berkshire Hills BanCorp, Inc.	4,566	46,162

Cadence BanCorp	4,479	38,475

Cannae Holdings, Inc.(a)	1,601	59,653

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (18.9%): (continued)

Capitol Federal Financial, Inc.	7,894	73,138

Cathay General BanCorp	2,295	49,756

CNO Financial Group, Inc.	3,542	56,814

Cohen & Steers, Inc.	758	42,251

Columbia Banking System, Inc.	2,311	55,117

Columbia Financial, Inc.(a)	7,343	81,507

CVB Financial Corp.	4,066	67,618

Employers Holdings, Inc.	2,804	84,821

Federated Hermes, Inc.	2,263	48,677

First BanCorp.	8,777	45,816

First Busey Corp.	3,534	56,155

First Financial BanCorp.	3,929	47,168

First Interstate Bancsys, Class A	2,202	70,134

First Merchants Corp.	2,395	55,468

First Midwest BanCorp, Inc.	5,158	55,603

Flagstar BanCorp, Inc.	1,992	59,023

Fulton Financial Corp.	6,016	56,129

Goosehead Insurance, Inc., Class A	919	79,576

Great Western BanCorp, Inc.	3,421	42,591

Hancock Whitney Corp.	2,217	41,702

Heartland Financial USA, Inc.	1,830	54,891

Hilltop Holdings, Inc.	3,197	65,794

Home Bancshares, Inc.	3,639	55,167

Hope BanCorp, Inc.	7,262	55,082

Horace Mann Educators	1,963	65,564

Independent Bank Corp.	1,045	54,737

Independent Bank Group, Inc.	1,285	56,771

International Bancshares Corp.	1,783	46,465

Investors BanCorp, Inc.	7,232	52,504

Kinsale Capital Group, Inc.	402	76,452

Mercury General Corp.	1,934	80,010

Moelis & Co.	2,003	70,385

National General Holdings Corp.	3,385	114,244

Navient Corp.	5,971	50,455

NBT BanCorp, Inc.	2,542	68,176

Nelnet, Inc., Class A	1,740	104,835

NMI Holdings, Inc.(a)	2,675	47,615

Northwest Bancshares, Inc.	8,074	74,281

Oceanfirst Financial Corp.	4,056	55,527

Old National BanCorp	5,456	68,527

Pacific Premier BanCorp, Inc.	2,701	54,398

Park National Corp.	1,001	82,043

Pennymac Financial Services	1,286	74,742

PRA Group, Inc.(a)	1,422	56,809

Provident Financial Services, Inc.	4,184	51,045

Renasant Corp.	2,857	64,911

S&T BanCorp, Inc.	3,163	55,953

Safety Insurance Group, Inc.	1,113	76,897

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (18.9%): (continued)

Seacoast Banking Corp.(a)	2,771	49,961

Servisfirst Bancshares, Inc.	1,784	60,710

Simmons First National Corp., Class A	3,807	60,360

South State Corp.	1,171	56,384

Towne Bank	3,624	59,434

Trustmark Corp.	3,019	64,637

UMB Financial Corp.	1,319	64,644

United Bankshares, Inc.	2,369	50,862

United Community Banks, Inc.	2,887	48,877

Veritex Holdings, Inc.	3,012	51,294

Walker & Dunlop, Inc.	1,011	53,583

Washington Federal, Inc.	2,635	54,966

WesBanco, Inc.	3,243	69,270

Westamerica BanCorp.	1,486	80,765

WSFS Financial Corp.	2,014	54,318

		4,805,358
Health Care (8.4%):

Addus Homecare Corp.(a)	559	52,831

Anika Therapeutics, Inc.(a)	1,550	54,855

Atrion Corp.	126	78,876

Biolife Solutions, Inc.(a)	3,187	92,233

Biospecifics Technologies Corp.(a)	1,312	69,313

Biotelemetry, Inc.(a)	1,398	63,721

Computer Programs & Systems	2,540	70,129

CONMED Corp.	708	55,698

Corcept Therapeutics, Inc.(a)	4,958	86,293

CorVel Corp.(a)	871	74,410

Enanta Pharmaceuticals, Inc.(a)	1,356	62,078

Ensign Group, Inc.	1,150	65,619

Healthstream, Inc.(a)	3,458	69,402

HMS Holdings Corp.(a)	2,642	63,276

Innoviva, Inc.(a)	5,315	55,542

Integer Holdings Corp.(a)	818	48,270

Iradimed Corp.(a)	2,803	59,928

Lantheus Holdings, Inc.(a)	4,181	52,973

Lemaitre Vascular, Inc.	2,514	81,780

Magellan Health, Inc.(a)	791	59,942

Meridian Bioscience, Inc.(a)	2,972	50,465

National Healthcare Corp.	1,404	87,483

National Research Corp.	1,038	51,080

Nextgen Healthcare, Inc.(a)	3,775	48,094

Phibro Animal Health Corp., Class A	2,324	40,438

Simulations Plus, Inc.	1,338	100,832

Staar Surgical Co.(a)	1,474	83,369

Supernus Pharmaceuticals, Inc.(a)	2,445	50,954

Surmodics, Inc.(a)	1,552	60,388

Tactile Systems Technology, Inc.(a)	1,561	57,117

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (8.4%): (continued)

The Joint Corp.(a)	3,112	54,118

Triple-S Management Corp., Class B(a)	2,634	47,070

U.S. Physical Therapy, Inc.	656	56,993

Zynex, Inc.(a)	1,844	32,178

		2,137,748
Industrials (25.8%):

AAON, Inc.	1,249	75,252

ABM Industries, Inc.	2,100	76,986

Alamo Group, Inc.	638	68,923

Albany International Corp.	945	46,787

Allegiant Travel Co.	388	46,483

Allied Motion Technologies, Inc.	1,362	56,223

Altra Industrial Motion Corp.	1,530	56,564

Ameresco, Inc.(a)	2,669	89,145

American Woodmark Corp.(a)	593	46,574

Applied Industrial Technologies, Inc.	948	52,235

Arcosa, Inc.	1,575	69,442

ASGN, Inc.(a)	986	62,670

Atkore International Group, Inc.(a)	1,512	34,368

AZZ, Inc.	1,905	64,999

Barnes Group, Inc.	1,228	43,889

BMC Stock Holdings, Inc.(a)	2,576	110,330

Brady Corp.	1,534	61,391

Builders FirstSource, Inc.(a)	2,107	68,730

Chart Industries, Inc.(a)	883	62,048

Columbus McKinnon Corp.	1,774	58,719

Comfort Systems USA, Inc.	1,508	77,677

Construction Partners, Inc., Class A(a)	3,241	58,986

CSW Industrials, Inc.	1,122	86,675

Ducommon, Inc.(a)	1,147	37,759

DXP Enterprise, Inc.(a)	2,407	38,825

Echo Global Logistics, Inc.(a)	3,022	77,877

Encore Wire Corp.	1,578	73,251

EnerSys	890	59,737

Ennis, Inc.	4,844	84,479

ESCO Technologies, Inc.	890	71,698

Evoqua Water Technologies Corp.(a)	2,502	53,092

Federal Signal Corp.	2,668	78,038

Forward Air Corp.	1,587	91,062

Foundation Building Materials, Inc.(a)	3,240	50,933

Franklin Electric Co.	1,318	77,538

GATX Corp.	1,113	70,954

Gibraltar Industries, Inc.(a)	1,460	95,105

GMS, Inc.(a)	2,083	50,200

Gorman-Rupp Co.	2,143	63,133

GrafTech International, Ltd.	6,187	42,319

Great Lakes Dredge & Dock Corp.(a)	7,531	71,620

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (25.8%): (continued)

H&E Equipment Services, Inc.	2,753	54,124

Healthcare Services Group	2,390	51,457

Heartland Express, Inc.	4,853	90,266

Heidrick & Struggles International, Inc.	3,329	65,415

Helios Technologies, Inc.	1,539	56,020

HNI Corp.	2,035	63,858

Hub Group, Inc., Class A(a)	1,724	86,536

Hyster-Yale Materials Handling, Inc.	1,483	55,093

ICF International, Inc.	1,130	69,529

Insperity, Inc.	727	47,611

Interface, Inc.	5,364	32,828

Jeld-Wen Holding, Inc.(a)	2,486	56,184

Kadant, Inc.	648	71,034

Kaman Corp.	1,388	54,090

KAR Auction Services, Inc.	3,481	50,126

Kimball International, Inc.	5,098	53,733

Knoll, Inc.	4,570	55,114

Korn Ferry	2,149	62,321

Kratos Defense & Security Solutions, Inc.(a)	3,202	61,735

Marten Transport Ltd.	4,239	69,180

Matson, Inc.	2,208	88,519

McGrath Rentcorp	1,163	69,303

Meritor, Inc.(a)	2,703	56,601

Mesa Air Group, Inc.(a)	9,281	27,379

Miller Herman, Inc.	2,282	68,825

Moog, Inc.	948	60,226

Mueller Industries, Inc.	2,182	59,045

Mueller Water Products, Inc., Class A	7,417	77,063

MYR Group, Inc.(a)	1,797	66,812

National Presto Industries, Inc.	1,009	82,597

NV5 Global, Inc.(a)	959	50,606

Patrick Industries, Inc.	693	39,861

PGT Innovations, Inc.(a)	3,316	58,096

Powell Industries, Inc.	1,867	45,051

Primoris Services Corp.	3,021	54,499

Proto Labs, Inc.(a)	600	77,699

Raven Industries, Inc.	2,946	63,398

Resources Connection, Inc.	6,502	75,098

Rush Enterprises, Inc., Class A	1,811	91,528

Saia, Inc.(a)	578	72,909

SkyWest, Inc.	947	28,277

SP Plus Corp.(a)	2,382	42,757

Spirit Airlines, Inc.(a)	1,801	28,996

SPX Corp.(a)	1,549	71,843

Standex International Corp.	1,088	64,410

Steelcase, Inc., Class A	4,273	43,200

Sterling Construction Co., Inc.(a)	5,541	78,461

Tennant Co.	1,044	63,016

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (25.8%): (continued)

The Greenbrier Cos., Inc.	2,201	64,709

The Shyft Group, Inc.	3,154	59,548

Thermon Group Holdings, Inc.(a)	4,128	46,357

TriMas Corp.(a)	3,211	73,211

Trinity Industries, Inc.	3,235	63,083

Triton International Ltd.	2,444	99,397

TrueBlue, Inc.(a)	5,434	84,173

UFP Industries, Inc.	1,312	74,141

Valmont Industries, Inc.	726	90,154

Vectrus, Inc.(a)	1,220	46,360

Vicor Corp.(a)	839	65,215

Wabash National Corp.	6,247	74,714

Werner Enterprises, Inc.	2,346	98,509

WESCO International, Inc.(a)	1,240	54,585

		6,569,201

Information Technology (11.3%):

ACM Research, Inc., Class A(a)	615	42,497

Advanced Energy Industries, Inc.(a)	792	49,848

Alarm.com Holdings, Inc.(a)	1,277	70,554

American Software, Inc., Class A	3,123	43,847

Axcelis Technologies, Inc.(a)	1,918	42,196

Badger Meter, Inc.	1,057	69,096

Brooks Automation, Inc.	1,483	68,604

Cass Information Systems, Inc.	1,762	70,903

Comtech Telecommunications Corp.	2,971	41,594

CSG Systems International, Inc.	2,175	89,066

CTS Corp.	3,165	69,725

Digi International, Inc.(a)	4,536	70,898

Diodes, Inc.(a)	1,385	78,183

Ebix, Inc.	1,415	29,149

eplus, Inc.(a)	815	59,658

Evertec, Inc.	2,472	85,803

Exlservice Holdings, Inc.(a)	1,045	68,939

Fabrinet(a)	1,302	82,065

FormFactor, Inc.(a)	2,506	62,475

Greensky, Inc.(a)	8,370	37,163

Ichor Holding Ltd.(a)	1,878	40,508

Insight Enterprises, Inc.(a)	1,355	76,666

Intelligent Systems Corp.(a)	2,005	78,155

Lattice Semiconductor(a)	2,330	67,477

Methode Electronics, Inc.	2,204	62,814

MTS Systems Corp.	2,302	43,991

Napco SEC System, Inc.(a)	2,311	54,309

NIC, Inc.	3,672	72,338

OSI Systems, Inc.(a)	1,159	89,951

Paysign, Inc.(a)	5,548	31,513

PC Connection, Inc.	1,491	61,220

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (11.3%): (continued)

Perficient, Inc.(a)	1,341	57,314

Photronics, Inc.(a)	5,088	50,676

Plexus Corp.(a)	1,036	73,173

Power Integrations, Inc.	1,141	63,211

ScanSource, Inc.(a)	2,280	45,212

Semtech Corp.(a)	1,105	58,521

Smart Global Holdings, Inc.(a)	1,809	49,458

Smith Micro Software, Inc.(a)	11,609	43,302

SPS Commerce, Inc.(a)	1,132	88,148

Sykes Enterprises, Inc.(a)	2,583	88,364

The Hackett Group, Inc.	4,620	51,652

Ttec Holdings, Inc.	1,544	84,225

Verra Mobility Corp.(a)	4,735	45,740

Virtusa Corp.(a)	1,574	77,378

Vishay Intertechnology, Inc.	4,069	63,354

Vishay Precision Group, Inc.(a)	3,017	76,390

		2,927,323

Materials (6.3%):

Allegheny Technologies, Inc.(a)	4,143	36,127

American Vanguard Corp.	4,729	62,139

Avient Corp.	1,745	46,173

Boise Cascade Co.	1,753	69,980

Cabot Corp.	1,643	59,197

Carpenter Technology Corp.	1,927	34,994

Chase Corp.	512	48,845

Commercial Metals Co.	3,296	65,854

Futurefuel Corp.	5,846	66,469

GCP Applied Technologies(a)	3,158	66,160

Gold Resource Corp.	12,042	41,063

Greif, Inc., Class A	1,779	64,417

H.B. Fuller Co.	1,693	77,506

Haynes International, Inc.	3,447	58,909

Ingevity Corp.(a)	1,056	52,209

Innospec, Inc.	835	52,872

Koppers Holdings, Inc.(a)	2,025	42,343

Kronos Worldwide, Inc.	6,704	86,214

Materion Corp.	1,088	56,609

Minerals Technologies, Inc.	1,214	62,035

Myers Industries, Inc.	3,260	43,130

Neenah, Inc.	1,340	50,210

PQ Group Holdings, Inc.(a)	5,092	52,244

Ryerson Holding Corp.(a)	9,349	53,570

Stepan Co.	697	75,973

Tredegar Corp.	3,574	53,145

Trinseo SA	2,332	59,792

Warrior Met Coal, Inc.	2,870	49,020

		1,587,199

Schedule of Portfolio Investments (concluded)

September 30, 2020
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Real Estate (0.2%):

Marcus & Millichap, Inc.(a)	2,035	56,003

		56,003

Utilities (1.7%):

American States Water Co.	874	65,506

Chesapeake Utilities Corp.	851	71,739

MGE Energy, Inc.	945	59,213

Middlesex Water Co.	1,065	66,190

Otter Tail Corp.	1,486	53,749

The York Water Co.	1,430	60,446

Unitil Corp.	1,477	57,071

		433,914

Total Common Stocks (Cost $27,271,063)		25,368,503

Total Investments (Cost $27,271,063) – 99.6%		25,368,503

Other assets in excess of liabilities – 0.4%		98,081

NET ASSETS - 100.00%		25,466,584

Percentages indicated are based on net assets as of September 30, 2020.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index December Future (U.S. Dolllar)	12/18/20	1	$ 75,220	$(812)

				$(812)

Schedule of Portfolio Investments

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Communication Services (0.3%):

Cable One, Inc.	263	495,868

		495,868

Consumer Discretionary (8.7%):

Aptiv PLC	3,734	342,333

AutoZone, Inc.(a)	421	495,786

BorgWarner, Inc.	12,476	483,320

Bright Horizons Family Solutions, Inc.(a)	2,751	418,262

Burlington Stores, Inc.(a)	1,735	357,566

CarMax, Inc.(a)	3,914	359,736

Columbia Sportswear Co.	5,525	480,565

Dollar General Corp.	3,593	753,164

Dollar Tree, Inc.(a)	4,678	427,289

Domino’s Pizza, Inc.	1,195	508,210

Dr Horton, Inc.	6,758	511,107

Dunkin’ Brands Group, Inc.	5,497	450,259

Garmin Ltd.	5,891	558,820

Gentex Corp.	19,230	495,173

Genuine Parts Co.	4,540	432,072

Kohl’s Corp.	9,974	184,818

Lear Corp.	3,179	346,670

Lennar Corp.	5,182	423,266

LKQ Corp.(a)	11,779	326,632

Mohawk Industries, Inc.(a)	3,097	302,236

NVR, Inc.(a)	105	428,728

O’Reilly Automotive, Inc.(a)	1,102	508,110

Planet Fitness, Inc., Class A(a)	3,771	232,369

Pool Corp.	1,817	607,859

Pultegroup, Inc.	9,263	428,784

Ross Stores, Inc.	4,120	384,478

Service Corp. International	12,912	544,628

Tapestry, Inc.	17,523	273,884

Tractor Supply Co.	4,452	638,151

Yum China Holdings, Inc.	11,096	587,533

		13,291,808

Consumer Staples (4.3%):

Casey’s General Stores, Inc.	2,994	531,884

Conagra Brands, Inc.	15,868	566,646

Costco Wholesale Corp.	2,355	836,025

Hormel Foods Corp.	14,150	691,794

Ingredion, Inc.	5,715	432,511

Lamb Weston Holding, Inc.	5,933	393,180

McCormick & Co., Inc.	3,103	602,292

Monster Beverage Corp.(a)	8,477	679,855

Sysco Corp.	5,701	354,716

The JM Smucker Co.	6,088	703,286

Tyson Foods, Inc., Class A	6,679	397,267

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (4.3%): (continued)

US Foods Holding Corp.(a)	12,071	268,218

		6,457,674

Energy (1.6%):

Cabot Oil & Gas Corp.	20,118	349,249

ConocoPhillips	6,754	221,801

Continental Resources, Inc.	11,103	136,345

EOG Resources, Inc.	5,606	201,480

HollyFrontier Corp.	9,488	187,008

Kinder Morgan, Inc.	24,162	297,917

ONEOK, Inc.	6,691	173,832

Phillips 66	4,381	227,111

The Williams Cos., Inc.	17,385	341,616

Valero Energy Corp.	4,673	202,434

		2,338,793

Financials (11.6%):

Aflac, Inc.	9,676	351,723

Alleghany Corp.	809	421,044

American Financial Group, Inc.	4,760	318,825

Arch Capital Group Ltd.(a)	12,070	353,048

Ares Management Corp., Class A	9,543	385,728

Arthur J Gallagher & Co.	5,150	543,737

Athene Holding, Ltd., Class A(a)	8,066	274,889

BlackRock, Inc.	782	440,696

Brown & Brown, Inc.	12,859	582,127

CBOE Global Markets, Inc.	4,817	422,644

Cincinnati Financial Corp.	6,161	480,373

Commerce Bancshares, Inc.	7,070	397,970

Credit Acceptance Corp.(a)	756	256,012

East West BanCorp, Inc.	9,269	303,467

Everest Re Group, Ltd.	1,987	392,512

FactSet Research Systems, Inc.	1,615	540,831

First American Financial Corp.	7,669	390,429

First Republic Bank/CA	3,973	433,296

Franklin Resources, Inc.	19,018	387,016

Globe Life, Inc.	5,242	418,836

Intercontinental Exchange, Inc.	5,627	562,981

Invesco Ltd.	28,150	321,192

Jefferies Financial Group, Inc.	24,383	438,894

LPL Financial Holdings, Inc.	3,844	294,719

Markel Corp.(a)	425	413,823

MarketAxess Holdings, Inc.	895	431,023

Morningstar, Inc.	4,343	697,530

MSCI, Inc.	1,235	440,623

Nasdaq, Inc.	4,083	501,025

Old Republic International Corp.	24,241	357,312

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.6%): (continued)

People’s United Financial, Inc.	30,075	310,073
Principal Financial Group, Inc.	7,819	314,871
Prosperity Bancshares, Inc.	5,685	294,654
Reinsurance Group of America, Inc.	3,554	338,305
Renaissancere Holdings, Ltd.	2,669	453,036
Santander Consumer USA Holdings, Inc.	14,244	259,098
SEI Investments Co.	8,132	412,455
Signature Bank	3,161	262,331
SVB Financial Group(a)	1,490	358,524
TCF Financial Corp.	8,373	195,593
The Charles Schwab Corp.	10,522	381,212
Tradeweb Markets, Inc., Class A	7,737	448,746
Voya Financial, Inc.	8,954	429,165
WR Berkley Corp.	7,463	456,362
		17,468,750
Health Care (16.3%):
ABIOMED, Inc.(a)	1,624	449,945
Agilent Technologies, Inc.	6,389	644,906
Alexion Pharmaceuticals, Inc.(a)	4,711	539,080
Align Technology, Inc.(a)	1,306	427,532
Amedisys, Inc.(a)	2,338	552,774
Amgen, Inc.	2,604	661,832
Baxter International, Inc.	6,281	505,118
Bruker Corp.	9,981	396,745
Centene Corp.(a)	6,012	350,680
Cerner Corp.	10,413	752,756
Charles River Laboratories International, Inc.(a)	2,299	520,609
Chemed Corp.	1,111	533,669
Danaher Corp.	3,629	781,433
DaVita, Inc.(a)	6,182	529,488
DENTSPLY Sirona, Inc.	11,116	486,103
Edwards Lifesciences Corp.(a)	7,067	564,088
Encompass Health Corp.	7,189	467,141
Exelixis, Inc.(a)	16,606	406,017
Henry Schein, Inc.(a)	9,038	531,254
Hill-Rom Holdings, Inc.	5,127	428,156
Humana, Inc.	1,017	420,926
IDEXX Laboratories, Inc.(a)	1,761	692,267
Illumina, Inc.(a)	1,425	440,439
Incyte Corp.(a)	5,990	537,543
Insulet Corp.(a)	2,510	593,841
Intuitive Surgical, Inc.(a)	819	581,113
IQVIA Holdings, Inc.(a)	2,902	457,442
Jazz Pharmaceuticals PLC(a)	4,675	666,608
Masimo Corp.(a)	2,857	674,423
Mettler-Toledo International(a)	658	635,464

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (16.3%): (continued)

Molina Healthcare, Inc.(a)	2,280	417,331
Penumbra, Inc.(a)	2,622	509,664
PerkinElmer, Inc.	6,178	775,400
PRA Health Sciences, Inc.(a)	4,067	412,556
Regeneron Pharmaceuticals, Inc.(a)	855	478,612
ResMed, Inc.	2,537	434,918
Stryker Corp.	2,236	465,915
Teleflex, Inc.	1,298	441,865
Varian Medical Systems, Inc.(a)	3,949	679,228
Veeva Systems, Inc.(a)	2,107	592,467
Vertex Pharamaceuticals, Inc.(a)	1,895	515,667
Waters Corp.(a)	2,903	568,059
West Pharmaceutical Services, Inc.	2,758	758,174
Zimmer Biomet Holdings, Inc.	3,440	468,322
Zoetis, Inc.	3,822	632,044
		24,379,614
Industrials (23.3%):
Allegion PLC	4,591	454,096
AMERCO, Inc.	1,415	503,712
Ametek, Inc.	4,948	491,831
AO Smith Corp.	11,903	628,478
Carlisle Companies, Inc.	3,592	439,553
Caterpillar, Inc.	3,863	576,166
CH Robinson Worldwide, Inc.	7,742	791,155
Cintas Corp.	1,468	488,594
Copart, Inc.(a)	5,375	565,235
Costar Group, Inc.(a)	724	614,321
CSX Corp.	6,217	482,874
Deere & Co.	2,900	642,727
Donaldson Co., Inc.	10,466	485,832
Dover Corp.	4,429	479,838
Eaton Corp. PLC	4,492	458,319
Emerson Electric Co.	6,251	409,878
Enphase Energy, Inc.(a)	4,069	336,059
Expeditors International of Washington, Inc.	8,569	775,666
Fastenal Co.	11,696	527,373
Fortive Corp.	6,891	525,163
Fortune Brands Home & Security, Inc.	6,091	526,993
Generac Holdings, Inc.(a)	3,784	732,734
General Dynamics Corp.	3,524	487,827
Graco, Inc.	10,070	617,795
HD Supply Holdings, Inc.(a)	11,141	459,455
HEICO Corp.	3,333	348,832
Honeywell International, Inc.	3,203	527,246
Hubbell, Inc.	3,543	484,824
Huntington Ingalls Industries, Inc.	2,642	371,862

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%): (continued)

IDEX Corp.	3,559	649,197
Illinois Tool Works, Inc.	2,799	540,795
Ingersoll-Rand, Inc.(a)	12,985	462,266
J.B. Hunt Transport Services, Inc.	4,438	560,874
Kansas City Southern	2,765	499,995
Knight-Swift Transportation Holdings, Inc.	13,126	534,228
Lennox International, Inc.	2,385	650,176
Masco Corp.	10,697	589,726
Middleby Corp.(a)	4,492	402,977
Nordson Corp.	2,147	411,838
Norfolk Southern Corp.	2,333	499,239
Old Dominion Freight Line, Inc.	3,045	550,901
Owens Corning	6,788	467,082
PACCAR, Inc.	7,687	655,547
Parker Hannifin Corp.	1,874	379,185
Quanta Services, Inc.	11,797	623,589
Republic Services, Inc.	7,129	665,492
Robert Half International, Inc.	8,766	464,072
Rockwell Automation, Inc.	1,872	413,113
Rollins, Inc.	14,151	766,843
Roper Technologies, Inc.	1,279	505,346
Snap-on, Inc.	3,240	476,701
Spirit Aerosystems Holdings, Inc.	7,843	148,311
Teledyne Technologies, Inc.(a)	1,204	373,493
Toro Co.	8,183	686,963
Trane Technologies PLC	5,180	628,075
TransDigm Group, Inc.	633	300,751
Transunion	5,107	429,652
Trex CO., Inc.(a)	5,742	411,127
Union Pacific Corp.	2,896	570,136
United Rentals, Inc.(a)	2,131	371,860
Verisk Analytics, Inc.	3,204	593,733
Waste Management, Inc.	5,613	635,223
Watsco, Inc.	3,645	848,883
Woodward, Inc.	4,019	322,163
WW Grainger, Inc.	1,542	550,139
XPO Logistics, Inc.(a)	3,948	334,238
Xylem, Inc.	6,813	573,110
		34,781,477
Information Technology (18.8%):
Advanced Micro Devices, Inc.(a)	7,093	581,556
Akamai Technologies, Inc.(a)	5,665	626,209
Amphenol Corp.	5,259	569,393
Analog Devices, Inc.	3,302	385,475
ANSYS, Inc.(a)	1,664	544,511
Arista Networks, Inc.(a)	1,734	358,817

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (18.8%): (continued)

Aspen Technology, Inc.(a)	4,534	573,959
Black Knight, Inc.(a)	8,269	719,816
Broadcom, Inc.	1,284	467,787
CACI International, Inc.(a)	1,940	413,530
Cadence Design Systems, Inc.(a)	4,994	532,510
CDW Corp.	3,689	440,946
Ciena Corp.(a)	7,932	314,821
Citrix Systems, Inc.	4,000	550,840
Cognex Corp.	6,324	411,692
Cognizant Technology Solutions Corp.	7,637	530,161
Dolby Laboratories, Inc.	7,408	491,002
Entegris, Inc.	6,728	500,160
EPAM Systems, Inc.(a)	1,564	505,610
Euronet Worldwide, Inc.(a)	3,487	317,666
F5 Networks, Inc.(a)	3,790	465,298
Fair Isaac Corp.(a)	814	346,259
Fiserv, Inc.(a)	4,455	459,088
Fleetcor Technologies, Inc.(a)	1,595	379,770
FLIR Systems, Inc.	8,951	320,893
Fortinet, Inc.(a)	2,937	346,008
Gartner, Inc.(a)	3,683	460,191
Genpact Ltd.	11,752	457,740
Jack Henry & Associates, Inc.	3,244	527,442
Juniper Networks, Inc.	24,461	525,911
Keysight Technologies, Inc.(a)	4,722	466,439
KLA Corp.	1,798	348,345
Lam Research Corp.	1,099	364,593
Maxim Integrated Products, Inc.	8,213	555,281
Microchip Technology, Inc.	3,345	343,732
Micron Technology, Inc.(a)	7,055	331,303
MKS Instruments, Inc.	3,061	334,353
Monolithic Power Systems, Inc.	1,576	440,665
NetApp, Inc.	10,031	439,759
NVIDIA Corp.	1,019	551,503
Paychex, Inc.	5,681	453,173
Paycom Software, Inc.(a)	1,030	320,639
Paylocity Holding Corp.(a)	2,785	449,555
Qorvo, Inc.(a)	3,234	417,218
RealPage, Inc.(a)	7,443	429,015
Seagate Technology PLC	9,584	472,204
Skyworks Solutions, Inc.	2,886	419,913
Ssnc Technologies Holdings, Inc.	7,499	453,839
SYNNEX Corp.	3,484	487,969
Synopsys, Inc.(a)	2,799	598,930
TE Connectivity Ltd.	5,409	528,676
Teradyne, Inc.	5,529	439,334
The Trade Desk, Inc.(a)	788	408,799

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (18.8%): (continued)

Trimble, Inc.(a)	9,181	447,115
Tyler Technologies, Inc.(a)	1,783	621,482
Ubiquiti, Inc.	1,854	308,988
Universal Display Corp.	2,380	430,161
VeriSign, Inc.(a)	2,467	505,365
Western Union Co.	22,521	482,625
Wex, Inc.(a)	1,698	235,971
Xilinx, Inc.	5,014	522,659
Zebra Technologies Corp.(a)	1,597	403,179
		28,137,843
Materials (7.3%):
Albemarle Corp.	4,554	406,581
AptarGroup, Inc.	5,655	640,147
Axalta Coating Systems, Ltd.(a)	16,791	372,256
Ball Corp.	7,362	611,929
Celanese Corp.	4,358	468,267
CF Industries Holdings, Inc.	12,591	386,670
Crown Holdings, Inc.(a)	6,109	469,538
Eastman Chemical Co.	5,992	468,095
Ecolab, Inc.	2,122	424,060
International Flavors & Fragrances, Inc.	3,690	451,841
International Paper Co.	11,678	473,426
LyondellBasell Industries N.V., Class A	4,565	321,787
Martin Marietta Materials, Inc.	1,960	461,306
Nucor Corp.	10,478	470,043
Packaging Corp. of America	4,629	504,792
PPG Industries, Inc.	4,728	577,194
Reliance Steel & Aluminum Co.	4,584	467,751
Royal Gold, Inc.	2,954	354,982
RPM International, Inc.	6,225	515,679
Sherwin-Williams Co.	850	592,230
Steel Dynamics, Inc.	12,828	367,266
Vulcan Materials Co.	3,597	487,537
Westlake Chemical Corp.	5,550	350,871
Westrock Co.	11,419	396,696
		11,040,944
Utilities (7.5%):
Alliant Energy Corp.	10,767	556,115
Ameren Corp.	6,364	503,265
American Electric Power Co., Inc.	6,445	526,750
American Water Works Co., Inc.	3,590	520,119
Atmos Energy Corp.	4,833	461,986
CenterPoint Energy, Inc.	18,747	362,754
CMS Energy Corp.	8,746	537,092
Consolidated Edison, Inc.	6,461	502,666

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (7.5%): (continued)

DTE Energy Co.	4,040	464,762
Entergy Corp.	4,471	440,528
Essential Utilities, Inc.	9,317	375,009
Evergy, Inc.	6,862	348,727
Eversource Energy	5,142	429,614
MDU Resources Group, Inc.	17,215	387,338
NextEra Energy, Inc.	1,960	544,018
NRG Energy, Inc.	12,772	392,612
OGE Energy Corp.	15,577	467,154
Pinnacle West Capital Corp.	6,062	451,922
PPL Corp.	16,365	445,292
Public Service Enterprise Group, Inc.	10,489	575,950
The Southern Co.	7,554	409,578
Vistra Corp.	20,277	382,424
WEC Energy Group	5,054	489,733
Xcel Energy, Inc.	7,962	549,457
		11,124,865
Total Common Stocks (Cost $141,844,630)		149,517,636
Total Investments (Cost $141,844,630) — 99.7%		149,517,636
Other assets in excess of liabilities — 0.3%		389,438
NET ASSETS—100.00%		149,907,074

Percentages indicated are based on net assets as of September 30, 2020.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/18/20	2	$335,200	$(4,466)

				$(4,466)

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Consumer Discretionary (5.2%):
BorgWarner, Inc.	31,462	1,218,838
Garmin Ltd.	14,858	1,409,429
Genuine Parts Co.	11,453	1,089,982
Kohl’s Corp.	25,154	466,104
Lear Corp.	8,016	874,145
Tapestry, Inc.	44,193	690,737
		5,749,235
Consumer Staples (5.7%):
Conagra Brands, Inc.	40,023	1,429,221
Ingredion, Inc.	14,414	1,090,852
Sysco Corp.	14,379	894,661
The JM Smucker Co.	15,352	1,773,463
Tyson Foods, Inc., Class A	16,848	1,002,119
		6,190,316
Energy (4.3%):
ConocoPhillips	17,033	559,364
EOG Resources, Inc.	14,140	508,192
HollyFrontier Corp.	23,930	471,660
Kinder Morgan, Inc.	60,939	751,378
ONEOK, Inc.	16,877	438,464
Phillips 66	11,048	572,728
The Williams Cos., Inc.	43,847	861,593
Valero Energy Corp.	11,786	510,570
		4,673,949
Financials (17.3%):
Aflac, Inc.	24,400	886,940
Alleghany Corp.	2,040	1,061,718
American Financial Group, Inc.	12,008	804,296
Ares Management Corp., Class A	24,066	972,748
BlackRock, Inc.	1,973	1,111,883
Cincinnati Financial Corp.	15,539	1,211,576
East West BanCorp, Inc.	23,378	765,396
Everest Re Group, Ltd.	5,012	990,070
First American Financial Corp.	19,340	984,599
Franklin Resources, Inc.	47,965	976,088
Invesco Ltd.	70,994	810,042
Jefferies Financial Group, Inc.	61,500	1,107,000
Old Republic International Corp.	61,137	901,159
People’s United Financial, Inc.	75,854	782,055
Principal Financial Group, Inc.	19,722	794,205
Prosperity Bancshares, Inc.	14,340	743,242
Reinsurance Group of America, Inc.	8,964	853,283
Santander Consumer USA Holdings, Inc.	35,922	653,421
Signature Bank	7,971	661,513
TCF Financial Corp.	21,117	493,293

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (17.3%): (continued)

WR Berkley Corp.	18,824	1,151,088
		18,715,615
Health Care (1.5%):
Amgen, Inc.	6,566	1,668,815
		1,668,815
Industrials (21.1%):
Caterpillar, Inc.	9,741	1,452,870
CH Robinson Worldwide, Inc.	19,526	1,995,362
Dover Corp.	11,174	1,210,591
Eaton Corp. PLC	11,328	1,155,796
Emerson Electric Co.	15,766	1,033,777
Fastenal Co.	29,496	1,329,975
General Dynamics Corp.	8,885	1,229,950
Honeywell International, Inc.	8,079	1,329,884
Hubbell, Inc.	8,936	1,222,802
Illinois Tool Works, Inc.	7,058	1,363,676
Norfolk Southern Corp.	5,884	1,259,117
PACCAR, Inc.	19,389	1,653,495
Robert Half International, Inc.	22,109	1,170,450
Snap-on, Inc.	8,172	1,202,346
TransDigm Group, Inc.	1,599	759,717
Union Pacific Corp.	7,304	1,437,939
Watsco, Inc.	9,195	2,141,423
		22,949,170
Information Technology (10.0%):
Analog Devices, Inc.	8,326	971,977
Broadcom, Inc.	3,235	1,178,575
Juniper Networks, Inc.	61,689	1,326,314
Maxim Integrated Products, Inc.	20,712	1,400,339
NetApp, Inc.	25,300	1,109,152
Paychex, Inc.	14,328	1,142,945
Seagate Technology PLC	24,173	1,191,004
TE Connectivity Ltd.	13,640	1,333,174
Western Union Co.	56,800	1,217,224
		10,870,704
Materials (11.8%):
Celanese Corp.	10,993	1,181,197
CF Industries Holdings, Inc.	31,752	975,104
Eastman Chemical Co.	15,113	1,180,628
International Flavors & Fragrances, Inc.	9,307	1,139,642
International Paper Co.	29,450	1,193,903
LyondellBasell Industries N.V., Class A	11,514	811,622
Nucor Corp.	26,429	1,185,606
Packaging Corp. of America	11,673	1,272,940

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (11.8%): (continued)

Reliance Steel & Aluminum Co.	11,561	1,179,684
Steel Dynamics, Inc.	32,356	926,352
Westlake Chemical Corp.	14,000	885,080
Westrock Co.	28,801	1,000,547
		12,932,305
Utilities (22.6%):
Alliant Energy Corp.	27,155	1,402,556
Ameren Corp.	16,051	1,269,313
American Electric Power Co., Inc.	16,257	1,328,685
Atmos Energy Corp.	12,188	1,165,051
CenterPoint Energy, Inc.	47,280	914,868
CMS Energy Corp.	22,056	1,354,459
Consolidated Edison, Inc.	16,296	1,267,829
DTE Energy Co.	10,187	1,171,912
Entergy Corp.	11,276	1,111,024
Essential Utilities, Inc.	23,498	945,795
Evergy, Inc.	17,305	879,440
Eversource Energy	12,969	1,083,560
MDU Resources Group, Inc.	43,418	976,905
OGE Energy Corp.	39,286	1,178,187
Pinnacle West Capital Corp.	15,288	1,139,720
PPL Corp.	41,272	1,123,011
Public Service Enterprise Group, Inc.	26,454	1,452,590
The Southern Co.	19,051	1,032,945
Vistra Corp.	51,141	964,519
WEC Energy Group	12,747	1,235,184
Xcel Energy, Inc.	20,079	1,385,652
		24,383,205
Total Common Stocks (Cost $112,921,143)		108,133,314
Total Investments (Cost $112,921,143) — 99.5%		108,133,314
Other assets in excess of liabilities — 0.5%		572,678
NET ASSETS—100.00%		108,705,992

Percentages indicated are based on net assets as of September 30, 2020.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/18/20	3	$502,800	$(5,407)

				$(5,407)

Schedule of Portfolio Investments

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Australia (5.7%):
Communication Services (0.5%):
Rea Group Ltd.	1,216	95,760
Telstra Corp. Ltd.	63,900	127,210
		222,970
Consumer Staples (0.9%):
Coles Group, Ltd.	12,258	149,226
Wesfarmers Ltd.	4,009	127,523
Woolworths Group Ltd.	5,719	149,195
		425,944
Energy (0.3%):
Origin Energy Ltd.	23,476	72,288
Santos Ltd.	18,066	63,133
		135,421
Financials (1.3%):
ASX Ltd.	2,294	133,094
Commonwealth Bank of Australia	2,276	103,675
Insurance Australia Group Ltd.	30,968	97,132
National Australia Bank Ltd.	7,431	94,454
Suncorp Group Ltd.	16,294	98,596
Westpac Banking Corp.	7,830	94,423
		621,374
Health Care (0.9%):
Cochlear Ltd.	670	94,998
CSL Ltd.	533	109,543
Ramsay Health Care Ltd.	2,110	99,845
Sonic Healthcare Ltd.	5,687	135,043
		439,429
Industrials (0.3%):
Brambles Ltd.	17,021	127,860
		127,860
Materials (1.2%):
BHP Group Ltd.	4,373	111,482
BHP Group PLC	4,276	91,232
Fortescue Metals Group Ltd.	8,916	104,071
Newcrest Mining Ltd.	4,441	99,350
Rio Tinto Ltd.	1,963	132,586
		538,721
Utilities (0.3%):
AGL Energy Ltd.	13,004	126,832
		126,832
		2,638,551
Austria (0.3%):
Energy (0.1%):
OMV AG (a)	2,186	59,966
		59,966
Financials (0.2%):
Erste Group Bank AG (a)	3,532	74,013
		74,013
		133,979

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Belgium (0.3%):
Financials (0.1%):
KBC Group N.V.	1,494	74,943
		74,943
Materials (0.2%):
Umicore	2,029	84,560
		84,560
		159,503
Bermuda (0.3%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	2,900	115,072
		115,072
		115,072
Canada (7.6%):
Consumer Discretionary (0.3%):
Dollarama, Inc.	3,673	140,807
		140,807
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	3,802	132,416
Loblaw Cos. Ltd.	2,721	142,508
Metro, Inc.	3,932	188,685
Saputo, Inc.	5,605	140,609
		604,218
Energy (0.8%):
Canadian Natural Resources, Ltd.	3,129	50,152
Cenovus Energy, Inc.	10,188	39,715
Enbridge, Inc.	2,881	84,175
Imperial Oil Ltd.	4,076	48,799
Pembina Pipelines Corp.	2,122	45,041
TC Energy Corp.	2,005	84,182
		352,064
Financials (1.3%):
Canadian Imperial Bank of Commerce	1,378	103,014
Fairfax Financial Holdings, Ltd.	329	96,891
Great-West Lifeco, Inc.	5,076	99,202
Intact Financial Corp.	1,232	131,935
National Bank of Canada	1,841	91,456
Power Corp. of Canada	4,263	83,537
		606,035
Industrials (1.0%):
CAE, Inc.	3,828	56,009
Canadian National Railway Co.	1,473	156,892
Canadian Pacific Railway Ltd.	421	128,080
WSP Global, Inc.	1,927	126,556
		467,537
Information Technology (0.9%):
CGI, Inc. (a)	2,067	140,315
Constellation Software, Inc.	126	140,028
Open Text Corp.	2,840	120,051
		400,394

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (7.6%): (continued)

Materials (0.7%):

Aginco Eagle Mines, Ltd.	1,474	117,453

Barrick Gold Corp.	3,950	110,958

Kirkland Lake Gold Ltd.	1,890	92,271

		320,682
Utilities (1.3%):

Algonquin Power & Utilities Corp.	7,029	102,104

Canadian Utilities Ltd., Class A	4,436	105,819

Emera, Inc.	2,949	121,159

Fortis, Inc.	3,014	123,240

Hydro One, Ltd.	7,200	152,609

		604,931

		3,496,668

Chile (0.2%):
Materials (0.2%):

Antofagasta PLC	8,033	106,070

		106,070

		106,070

Denmark (3.7%):
Financials (0.6%):

Danske Bank A/S	8,786	119,156

Tryg A/S	5,381	169,857

		289,013
Health Care (1.3%):

Coloplast A/S	1,053	166,444

Demant A/S (a)	4,100	128,840

Genmab A/S (a)	419	151,797

GN Store Nord A/S	2,087	158,055

		605,136
Industrials (0.7%):

DSV Panalpina A S	938	153,289

Vestas Wind Systems A/S	1,101	178,627

		331,916
Materials (0.7%):

Christian Hansen Holding A/S	1,340	148,973

Novozymes A/S, Class B Shares	2,601	163,838

		312,811
Utilities (0.4%):

Orsted A/S	1,208	166,570

		166,570

		1,705,446

Finland (1.9%):
Energy (0.3%):

Neste OYJ	2,374	125,154

		125,154
Financials (0.2%):

Sampo OYJ	2,895	114,677

		114,677

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (1.9%): (continued)

Industrials (0.5%):

Kone OYJ	2,661	234,150

		234,150
Materials (0.6%):

Stora ENSO OYJ, Class R Shares	9,327	146,244

UPM-Kymmene OYJ	4,667	142,195

		288,439
Utilities (0.3%):

Fortum OYJ	6,199	125,539

		125,539

		887,959

France (6.7%):
Consumer Discretionary (0.6%):

Compagnie Generale DES Etablissements Michelin	1,122	120,642

Hermes International SA	174	150,171

		270,813
Financials (0.6%):

Amundi SA	1,379	97,320

CNP Assurances SA	5,082	63,628

Natixis	21,458	48,361

Societe Generale	4,447	59,003

		268,312
Health Care (1.1%):

bioMerieux	872	136,777

Essilorluxottica	990	134,802

Orpea (a)	967	110,029

Sartorius Stedim Biotech	473	163,356

		544,964
Industrials (2.7%):

Aeroports de Paris	653	65,337

Bollore	34,219	127,887

Bureau Veritas SA	5,890	132,988

Edenred	2,412	108,580

Eiffage SA	996	81,523

Groupe Eurotunnel SA	6,670	90,703

Legrand SA	1,615	129,083

Safran SA (a)	605	59,889

Schneider Electric SA	1,095	136,134

Teleperformance	428	132,260

Thales SA	1,348	101,390

Vinci SA	918	76,968

		1,242,742
Information Technology (0.5%):

ATOS SE	1,316	106,142

Dassault Systemes SA	704	131,842

		237,984
Materials (0.6%):

Air Liquide SA	1,029	163,454

Arkema SA	1,073	113,989

		277,443

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.7%): (continued)

Utilities (0.6%):

Suez	9,466	175,389

Veolia Environnement	4,851	104,752

		280,141

		3,122,399

Germany (5.5%):
Communication Services (0.4%):

Scout24 AG	1,899	165,853

		165,853
Consumer Discretionary (0.3%):

Puma SE (a)	1,170	105,421

		105,421
Consumer Staples (0.4%):

Beiersdorf AG	1,677	190,698

		190,698
Financials (0.9%):

Deutsche Boerse AG	792	139,084

Hannover Rueck SE	623	96,552

Muenchener Rueckversicherungs-Gesellschaft AG	401	101,823

Talanx AG	2,609	84,171

		421,630
Health Care (0.6%):

Carl Zeiss Meditec AG	1,029	130,281

Fresenius Medical Care AG	1,840	155,350

		285,631
Industrials (1.1%):

Brenntag AG	2,343	149,146

Deutsche Post AG	3,166	144,378

MTU Aero Engines AG	385	64,090

Rational AG	209	163,913

		521,527
Information Technology (0.4%):

Infineon Technologies AG	3,622	102,395

Nemetschek SE	1,306	95,689

		198,084
Materials (0.7%):

Evonik Industries AG	4,178	108,243

Symrise AG	1,548	214,138

		322,381
Real Estate (0.4%):

Deutsche Wohnen SE	3,773	188,822

		188,822
Utilities (0.3%):

Uniper SE	4,221	136,375

		136,375

		2,536,422

Hong Kong (5.5%):
Consumer Discretionary (0.3%):

Techtronic Industries Co.	10,604	139,019

		139,019

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (5.5%): (continued)

Consumer Staples (0.4%):

Sun Art Retail Group Ltd.	88,708	97,868

WH Group Ltd.	131,616	106,654

		204,522
Financials (0.3%):

AIA Group Ltd.	15,624	153,018

		153,018
Health Care (0.3%):

Sino Biopharmaceutical Ltd.	103,699	112,935

		112,935
Industrials (0.7%):

CK Hutchison Holdings Ltd.	22,288	134,019

MTR Corp. Ltd.	35,132	173,398

		307,417
Real Estate (2.5%):

CK Asset Holdings Ltd.	22,288	108,567

Hang Lung Properties Ltd.	71,639	180,997

Henderson Land Development Co. Ltd.	50,188	184,891

New World Development Co. Ltd.	33,115	160,238

Shimao Property Holdings Ltd.	26,752	110,462

Sino Land Co. Ltd.	122,748	142,550

Sun Hung KAI Properties Ltd.	13,822	176,213

Swire Pacific Ltd., Class A	22,884	109,846

		1,173,764
Utilities (1.0%):

CK Infrastructure Holdings Ltd.	27,324	127,456

Hong Kong & China Gas Co. Ltd.	116,718	167,175

Power Assets Holdings Ltd.	32,884	172,274

		466,905

		2,557,580

Ireland (1.4%):
Consumer Staples (0.3%):

Kerry Group PLC	1,125	144,413

		144,413
Industrials (0.6%):

DCC PLC	1,215	94,174

Kingspan Group PLC (a)	1,838	167,420

		261,594
Materials (0.5%):

CRH PLC	2,825	102,234

Smurfit Kappa Group PLC	3,377	132,702

		234,936

		640,943

Israel (1.0%):
Financials (0.4%):

Bank Hapoalim BM	18,360	98,133

Bank Leumi	21,468	94,555

Isracard Ltd.	–	1

		192,689

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Israel (1.0%): (continued)

Information Technology (0.3%):

Nice Ltd. (a)	607	137,203

		137,203
Real Estate (0.3%):

Azrieli Group Ltd.	2,484	111,003

		111,003

		440,895

Italy (2.0%):

Consumer Discretionary (0.2%):

Moncler SpA	2,500	102,518

		102,518
Energy (0.2%):

Snam SpA	22,803	117,327

		117,327
Financials (1.1%):

Assicurazioni Generali SpA	9,194	129,607

Intesa Sanpaolo SpA (a)	58,216	109,400

Mediobanca Banca di Credito Finanziario SpA	12,035	94,500

Poste Italiane SpA	10,496	93,121

UniCredit SpA	10,058	83,068

		509,696
Industrials (0.2%):

Atlantia SpA (a)	4,976	78,343

		78,343
Utilities (0.3%):

Terna SpA	18,876	132,195

		132,195

		940,079

Japan (19.4%):

Communication Services (2.2%):

KDDI Corp.	5,300	133,493

Nexon Co. Ltd.	5,300	131,784

Nippon Telegraph & Telephone Corp.	8,100	165,149

NTT DoCoMo, Inc.	6,900	254,211

Softbank Corp.	18,200	203,229

Z Holdings Corp.	21,800	144,506

		1,032,372
Consumer Discretionary (2.3%):

Bridgestone Corp.	5,600	176,152

Denso Corp.	3,900	170,017

Fast Retailing Co. Ltd.	200	124,912

Nitori Co. Ltd.	900	186,486

Oriental Land Co. Ltd.	1,100	153,760

Panasonic Corp.	14,100	118,844

Shimano ORD	700	137,544

		1,067,715
Consumer Staples (1.3%):

KAO Corp.	2,200	164,546

Seven & i Holdings Co., Ltd.	4,000	123,281

Shiseido Co., Ltd.	2,200	125,908

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.4%): (continued)
Consumer Staples (1.3%): (continued)

Unicharm Corp.	4,400	196,613

		610,348
Financials (2.0%):

Japan Post Bank Co. Ltd.	20,400	158,828

Japan Post Holdings Co. Ltd.	22,400	152,052

Ms&Ad Insurance Group Holdings, Inc.	6,700	179,429

ORIX Corp.	9,300	115,092

Sumitomo Mitsui Financial Group, Inc.	5,700	157,703

Tokio Marine Holdings, Inc.	3,700	161,404

		924,508
Health Care (3.3%):

Astellas Pharma, Inc.	9,200	136,713

Chugai Pharmaceutical Co. Ltd.	3,000	134,139

Daiichi Sankyo Co. Ltd.	4,500	137,795

Eisai Co. Ltd.	1,300	118,153

Hoya Corp.	1,500	168,705

M3, Inc.	2,800	172,594

Olympus Corp.	5,600	115,877

Otsuka Holdings Co. Ltd.	2,800	118,107

Shionogi & Co. Ltd.	2,300	122,776

Sysmex Corp.	1,900	180,721

Terumo Corp.	3,400	134,775

		1,540,355
Industrials (4.1%):

Central Japan Railway Co.	900	128,791

Daikin Industries Ltd.	1,100	201,327

East Japan Railway Co.	2,200	135,192

Fanuc Corp.	700	133,561

ITOCHU Corp.	8,200	208,791

Komatsu Ltd.	6,700	146,771

Mitsubishi Corp.	9,300	221,586

Mitsubishi Electric Corp.	12,400	167,156

Nidec Corp.	2,100	195,263

Secom Co. Ltd.	2,200	200,410

SMC Corp.	300	166,316

		1,905,164
Information Technology (3.0%):

Canon, Inc.	8,100	134,155

Fujifilm Holdings Corp.	2,800	137,676

Fujitsu, Ltd.	1,300	176,785

Keyence Corp.	400	185,794

Kyocera Corp.	3,000	170,612

Murata Manufacturing Co. Ltd.	2,700	173,420

Nomura Research Institute Ltd.	4,700	137,947

OBIC Co. Ltd.	800	139,896

Tokyo Electron Ltd.	500	129,587

		1,385,872

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.4%): (continued)

Materials (0.7%):

Nippon Paint Holdings Co. Ltd.	1,600	164,021

Shin-Etsu Chemical Co. Ltd.	1,100	142,755

		306,776
Real Estate (0.5%):

Mitsubishi Estate Co. Ltd.	7,700	115,884

Mitsui Fudosan Co. Ltd.	6,300	109,122

		225,006

		8,998,116

Korea, Republic Of (4.1%):

Communication Services (0.3%):

Naver Corp.	510	129,321

		129,321
Consumer Discretionary (0.9%):

Hyundai Mobis	563	110,741

Hyundai Motor Co.	1,142	174,333

KIA Motors Corp.	3,365	134,968

		420,042
Consumer Staples (0.3%):

LG Household & Health Care Ltd.	111	137,457

		137,457
Financials (1.1%):

Hana Financial Group, Inc.	3,699	88,892

KB Financial Group, Inc.	3,099	99,519

Samsung Fire & Marine Insurance Co. Ltd.	704	109,577

Samsung Life Insurance Co., Ltd.	2,433	126,925

Shinhan Financial Group Co. Ltd.	3,910	92,291

		517,204
Health Care (0.3%):

Celltrion Healthcare Co., Ltd. (a)	849	63,677

Celltrion, Inc. (a)	348	76,635

		140,312
Industrials (0.3%):

Samsung C&T Corp.	1,159	104,075

SK Holdings Co. Ltd.	312	52,965

		157,040
Information Technology (0.6%):

Samsung Electronics Co. Ltd.	2,810	139,863

Samsung SDS Co. Ltd.	794	115,097

		254,960
Materials (0.3%):

POSCO	724	121,358

		121,358

		1,877,694

Luxembourg (0.6%):

Energy (0.1%):

Tenaris SA	13,656	68,214

		68,214

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.6%): (continued)

Health Care (0.3%):

Eurofins Scientific	180	142,520

		142,520
Real Estate (0.2%):

Aroundtown SA	15,183	76,358

		76,358

		287,092

Netherlands (2.6%):

Financials (0.6%):

ABN AMRO Group NV (a)	9,220	77,304

ING Groep NV (a)	10,871	77,191

NN Group NV	3,030	113,844

		268,339
Industrials (0.6%):

Randstad N.V.	2,319	121,058

Wolters Kluwer N.V.	2,085	178,040

		299,098
Information Technology (0.6%):

Adyen N.V. (a)	99	182,501

ASML Holding N.V.	319	117,687

		300,188
Materials (0.8%):

AKZO Nobel N.V	1,534	155,411

Koninklijke DSM N.V.	1,161	191,363

		346,774

		1,214,399

New Zealand (0.5%):
Consumer Staples (0.2%):

a2 Milk Co., Ltd. (a)	11,135	112,958

		112,958
Health Care (0.3%):

Fisher & Paykel Healthcare Corp., Ltd.	6,183	136,035

		136,035

		248,993

Norway (1.4%):
Communication Services (0.3%):

Adevinta ASA (a)	8,170	140,487

		140,487
Consumer Staples (0.3%):

Orkla ASA, Class A	14,327	145,050

		145,050
Financials (0.5%):

DNB ASA (a)	6,527	90,530

Gjensidige Forsikring ASA	6,637	134,845

		225,375
Materials (0.3%):

Yara International ASA	3,174	122,401

		122,401

		633,313

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Portugal (0.6%):
Consumer Staples (0.3%):

Jeronimo Martins & Filho SA	8,749	140,565

		140,565
Utilities (0.3%):

EDP - Energias de Portugal SA	28,852	141,889

		141,889

		282,454

Russian Federation (0.2%):
Materials (0.2%):

Polymetal International PLC	5,213	113,624

		113,624

		113,624

Singapore (2.6%):
Consumer Discretionary (0.2%):

Jardine Cycle & Carriage Ltd.	7,400	97,550

		97,550
Consumer Staples (0.3%):

Wilmar International Ltd.	43,700	140,896

		140,896
Financials (1.0%):

DBS Group Holdings Ltd.	10,400	151,729

Oversea-Chinese Banking Corp. Ltd.	26,400	162,884

United Overseas Bank	10,900	151,994

		466,607
Industrials (0.8%):

Keppel Corp. Ltd.	34,500	112,497

Singapore Airlines Ltd.	42,200	107,301

Singapore Tech Engineering Ltd.	56,300	142,741

		362,539
Real Estate (0.3%):

Capitaland Ltd.	65,200	129,473

		129,473

		1,197,065

Spain (2.4%):
Consumer Discretionary (0.2%):

Industria de Diseno Textil SA	4,302	120,029

		120,029
Financials (0.2%):

Caixabank SA	45,498	96,701

		96,701
Health Care (0.3%):

Grifols SA	4,239	122,198

		122,198
Industrials (0.3%):

ACS Actividades de Construccion y Servicios SA	2,994	67,969

Aena SME SA	618	86,431

		154,400
Information Technology (0.2%):

Amadeus IT Group SA	1,586	88,483

		88,483

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (2.4%): (continued)

Utilities (1.2%):

Acciona SA	976	106,179

Iberdrola SA	12,257	151,018

Naturgy Energy Group SA	6,756	135,592

Red Electrica Corp.	7,966	149,557

		542,346

		1,124,157

Sweden (5.5%):
Communication Services (0.7%):

Tele2 AB, Class B	10,137	143,583

Telia Co. AB	39,394	162,160

		305,743
Consumer Staples (0.7%):

Essity Aktiebolag, Class B (a)	4,680	158,298

ICA Gruppen AB	2,854	145,153

		303,451
Energy (0.1%):

Lundin Petroleum AB	3,040	60,616

		60,616
Financials (1.3%):

Investor AB, Class B	2,412	158,158

L E Lundbergforetagen AB, Class B	2,730	135,462

Skandinavisk Enskilda Banken AB (a)	11,946	106,274

Svenska Handelsbanken AB (a)	11,054	93,005

Swedbank AB, Class A Shares (a)	7,954	125,048

		617,947
Industrials (2.1%):

ALFA Laval AB	5,014	111,346

ASSA Abloy AB	5,968	140,065

Atlas Copco AB, Class A Shares	2,665	127,652

Epiroc AB, Class A	8,919	129,669

Nibe Industrier AB, Class B (a)	4,837	124,868

Skanska AB (a)	5,478	116,143

SKF AB, Class B	5,268	109,278

Volvo AB	6,780	131,062

		990,083
Information Technology (0.3%):

Hexagon AB, Class B Shares	1,816	137,497

		137,497
Real Estate (0.3%):

Fastighets AB Balder, Class B (a)	2,243	114,053

		114,053

		2,529,390

Switzerland (8.5%):
Communication Services (0.4%):

Swisscom AG	341	180,943

		180,943

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (8.5%): (continued)

Consumer Discretionary (0.6%):

CIE Financiere Richemont SA	1,985	133,009

Swatch Group AG	616	143,764

		276,773
Consumer Staples (0.9%):

Barry Callebaut AG	109	242,433

Chocoladefabriken Lindt & Spruengli AG	21	177,318

		419,751
Financials (1.0%):

Baloise Holding AG	848	124,787

Julius Baer Group Ltd.	2,206	94,081

Partners Group Holding AG	140	128,870

Swiss Life Holding AG	294	111,272

		459,010
Health Care (0.9%):

Sonova Holding AG (a)	607	153,991

Straumann Holding AG	144	145,439

Vifor Pharma AG	761	103,638

		403,068
Industrials (2.3%):

ABB Ltd.	5,867	149,415

Adecco Group AG	2,278	120,431

Geberit AG	314	186,122

Kuehne & Nagel International AG	1,042	202,900

Schindler Holding AG	864	235,986

SGS SA	73	195,740

		1,090,594
Information Technology (0.4%):

Stmicroelectronics N.V.	3,227	99,305

Temenos AG	671	90,397

		189,702
Materials (1.6%):

EMS-Chemie Holding AG	255	228,885

Givaudan SA	51	219,885

Lafargeholcim Ltd.	2,770	126,317

Sika AG	721	177,196

		752,283
Real Estate (0.4%):

Swiss Prime Site AG	1,835	166,601

		166,601

		3,938,725

United Kingdom (8.5%):
Communication Services (0.6%):

BT Group PLC	68,604	87,073

Informa PLC (a)	14,696	71,382

Rightmove PLC	14,874	120,277

		278,732
Consumer Discretionary (1.2%):

Barratt Developments PLC	10,428	64,011

Berkeley Group Holdings PLC	1,778	96,982

Schedule of Portfolio Investments — continued

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (8.5%): (continued)
Consumer Discretionary (1.2%): (continued)

Burberry Group PLC	4,524	90,698

JD Sports Fashion PLC	7,859	82,065

Next PLC	1,264	97,026

Persimmon PLC	2,489	79,410

Taylor Wimpey PLC	39,504	55,271

		565,463
Consumer Staples (0.2%):

Associated British Foods PLC	4,121	99,286

		99,286
Financials (1.8%):

3I Group PLC	8,141	104,670

Admiral Group PLC	4,916	165,594

Hargreaves Lansdown PLC	4,190	84,435

Legal & General Group PLC	23,127	56,197

London Stock Exchange Group	1,131	129,511

RSA Insurance Group PLC	18,492	107,760

Schroders PLC	2,684	93,318

Standard Chartered PLC	19,386	89,060

		830,545
Health Care (0.2%):

Smith & Nephew PLC	5,043	98,664

		98,664
Industrials (2.0%):

Ashtead Group PLC	2,351	84,925

Bunzl PLC	4,810	155,570

Ferguson PLC	1,199	120,839

International Consolidated Airlines Group SA	42,678	52,317

Intertek Group PLC	1,717	140,305

Rentokil Initial PLC (a)	16,307	112,678

Smiths Group PLC	5,529	98,079

Spirax-Sarco Engineering PLC	1,065	152,029

		916,742
Information Technology (0.9%):

AVEVA Group PLC	1,803	111,325

Halma PLC	4,233	128,061

The Sage Group PLC	16,075	149,483

		388,869
Materials (1.1%):

Anglo American PLC	3,291	79,641

Croda International PLC	2,496	201,256

Mondi PLC	6,059	128,156

Rio Tinto PLC	1,769	106,248

		515,301
Utilities (0.5%):

Severn Trent PLC	4,098	128,946

United Utilities Group PLC	9,888	109,171

		238,117

		3,931,719

Schedule of Portfolio Investments (concluded)

September 30, 2020
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United States (0.3%):
Industrials (0.3%):

Waste Connections, Inc.	1,497	155,614

		155,614

		155,614

Total Common Stocks (Cost $44,811,793)		46,013,921

Total Investments (Cost $44,811,793) — 99.3%		46,013,921

Other assets in excess of liabilities — 0.7%		327,288

NET ASSETS - 100.00%		46,341,209

Percentages indicated are based on net assets as of September 30, 2020.

a)        Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI EAFE Index December Future (U.S. Dollar)	12/18/20	2	$185,320	$(4,733)

				$(4,733)